Tax provision - Income tax rate reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Income Tax [Abstract]
Income tax recovery at statutory rate of 27%	$ 316	$ (10)
Rate differentials between jurisdictions and on specified activities	(12)	(7)
Non-taxable amounts including goodwill impairment	(75)	(20)
Tax effect of foreign tax rates	3	(6)
Tax Effect, Income tax credits	0	5
Deferred tax expense (income)	7	(2)
Tax Effect, Income Tax Settlement	6	0
Other	0	(3)
Tax recovery (provision)	$ 233	$ (43)